Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 16,495		$ 18,867
Short-term deposits	6,000		7,160
Trade accounts receivable, net	27,048		23,076
Inventories	17,911		18,335
Due from affiliated companies	233		391
Other current assets	1,913		2,210
Deferred tax asset	938		367
Total current assets	70,538		70,406
Property, plant and equipment, net	14,481		15,822
Long-term inventory	2,225	[1]	7,090
Long-term restricted deposit	729		729
Deferred tax asset	975		107
Other assets	339		304
Intangible assets, net	1,008		2,971
Goodwill	1,555		1,579
Total noncurrent assets	6,831		12,780
Total assets	91,850		99,008
Current liabilities
Short-term loan			4,160
Trade accounts payable	7,753		7,610
Current installments of long-term bank loans			1,592
Other current liabilities	15,585		13,850
Total current liabilities	23,338		27,212
Long-term liabilities
Long-term bank loans			500
Liability for employee severance benefits	858		710
Other long-term liabilities	5,758		10,249
Total noncurrent liabilities	6,616		11,459
Total liabilities	29,954		38,671
Commitments and contingencies
Shareholders' equity
Ordinary shares NIS 0.01 par value, authorized 100,000,000 shares, issued 32,497,902 as of December 31, 2013 and 31,989,309 as of December 31, 2012, outstanding 30,405,526 as of December 31, 2013 and 29,896,933 as of December 31, 2012	134		133
Additional paid-in capital	62,966		61,415
Retained earnings	694		687
Total shareholders' equity before treasury stock	63,794		62,235
Treasury stock, at cost (2,092,376 as of December 31,2013 and 2012)	(1,898)		(1,898)
Total shareholders' equity	61,896		60,337
Total liabilities and shareholders' equity	$ 91,850		$ 99,008

[1]	Long-term Inventory: At December 31, 2013, $2,225 of the Company's inventory is classified in long-term assets based on Management's estimate and the recent level of sales (at December 31, 2012- $7,090). Of this amount, $1,353 is comprised of spare parts (at December 31, 2012 - $2,193). The Company's policy is to keep components to provide support and service to systems sold by it to its customers over the past years (usually the support is over a period of seven to ten years) until the Company announces it will not continue to support certain systems. Therefore, this inventory is usually consumed over longer periods than inventory held for sale, and as such the respective amount that is not expected to be consumed in the next year is classified as non-current. Management believes that this amount will be utilized according to its forecasted sales. Management believes no loss will be incurred on its disposition. The remaining portion of long-term inventory consists of DMD components and systems which in Management's estimation will not be sold during the next 12 months. Management believes that according to its forecasted sales this amount will mainly be utilized in 2015. Management believes no loss will be incurred on its disposition.